UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22478
    Bennett Group of Funds
(Exact name of registrant as specified in charter)

5335 Wisconsin Ave NW, Suite 500
     Washington, DC 20015
(Address of principal executive offices) (Zip code)

Dawn J. Bennett
5335 Wisconsin Ave NW, Suite 500
      Washington, DC 20015
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (866)-286-2268

Date of fiscal year end:   April 30

Date of reporting period:  October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Bennett Funds

Bennett New Economic Era Global Conservative Fund

Bennett New Economic Era Global Growth Fund

Semi-Annual Report
October 31, 2012
(Unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call (855) 606-8290.

i

Bennett Group of Funds
5335 Wisconsin Ave. NW, Suite 500
Washington, DC 20015

December 2012

Dear Fellow Shareholders,

We report to you this period with more clarity about the shape of the financial markets. Shortly after our last letter to you, the markets rallied only to fall once again erasing most of the year’s gains; they are now fluctuating in limbo before the fiscal cliff1. It seems the government has glued itself on a path to manipulate and inflate market values through debasing the dollar. Certainty is not always a good thing for investors, but for us, it allows the opportunity to execute our strategy that seeks to find value through our New Economic Era2 approach with more confidence.

We find it difficult to swallow the notion that capitalism may be dead in America and never return to its former glory (taxes and anti-competitive policies will ensure it); America is not the dominating force in the financial landscape; and there are very few safe places remaining for investment... The world has changed and we empathize with those investors that still hold to old asset allocation strategies, but we fear they are in for a very difficult 2013. The changing landscape of the world will not be kind to those that do not adjust to it.

Having certainty provides greater clarity into what strategy to pursue. We see our mission very clearly: we will seek true liquidity3 in whatever form we find it absent inflation or manipulation; we will search for natural growth potential not growth built on the back of stimulus or speculation.

Very respectfully,

Dawn J. Bennett

Chief Executive Officer

1Fiscal Cliff: Combination of increased taxes and reduced government spending

2New Economic Era: The Funds’ strategy, broadly, which seeks to capitalize by investing into liquidity receiving Nations and Assets globally, please see the Funds’ Prospectus for more complete information.

3Liquidity: The degree to which an asset or security can be bought or sold in the market without affecting the asset’s price. Liquidity is characterized by a high level of trading activity. Assets that can be easily bought or sold are known as liquid assets.

BENNETT GROUP OF FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2012 to October 31, 2012.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual rate of return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual rate of return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, if any. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” represents the actual expenses for the period indicated. (See table on page 3.)

DISCLOSURE OF FUND EXPENSES

EXPENSE TABLE

Class A Shares	Beginning Account Value 05/01/12	Ending Account Value 10/31/12	Annualized Expense Ratio	Expenses Paid During Period*
Bennett New Economic Era Global Conservative Fund
Actual Fund Return	$1,000.00	$ 995.47	0.93%	$4.68
Hypothetical 5% Annual Return	$1,000.00	$1,020.52	0.93%	$4.74
Bennett New Economic Era Global Growth Fund
Actual Fund Return	$1,000.00	$ 968.07	0.95%	$4.71
Hypothetical 5% Annual Return	$1,000.00	$1,020.42	0.95%	$4.84

*
Expenses are equal to the fund’s annualized expense ratio, net of applicable fee waivers, for the period May 1, 2012 to October 31, 2012, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. Each of the Funds is a Feeder Fund. The expenses shown reflect the direct expenses of each of the Feeder Funds and the indirect payment of the Feeder Funds’ portion of the expenses of its respective Master Series. The Master series expenses exclude the expenses of the underlying funds in which the Fund invests.

BENNETT GROUP OF FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group of Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group of Funds filed its most recent Form N-Q with the SEC on October 1, 2012. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group of Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Consolidated Schedules of Investments for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Company(1)
Bennett New Economic Era Global Conservative Fund	100.0%
Bennett New Economic Era Global Growth Fund	100.0%
(1)See Note A in Notes to Financial Statements.

BENNETT GROUP OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2012
(Unaudited)

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund
Assets:
Investments in affiliated investment companies, at value(1)	$61,717	$68,813
Receivables:
Receivable from investment adviser	16,323	16,706
Prepaid expenses	11,995	11,983
Total assets	90,035	97,502
Liabilities:
Payables:
Accounting fees	5,680	5,650
Audit Fees	3,702	3,717
Legal Fees	1,471	1,482
12b-1 fees - Class A	16	18
Transfer agent fees	1,890	702
Other	1,267	1,218
Total liabilities	14,026	12,787
Net Assets	$76,009	$84,715
Net Assets Consist of:
Paid-in capital	$84,476	$95,406
Undistributed net investment loss	(75)	(53)
Accumulated net realized loss on investments	(7,930)	(10,162)
Net unrealized depreciation on investments	(462)	(476)
Net Assets	$76,009	$84,715
Class A Shares
Shares of common stock outstanding	8,644	9,979
Net asset value and redemption price per share	$8.79	$8.49
Maximum offering price per share(2)	$9.33	$9.01
Maximum sales charge per share	5.75%	5.75%

(1)	See Note A in Notes to Financial Statements.

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2012 (Unaudited)

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund

Investment Income/(Loss)
Net Investment Income Allocated from Affiliated Investment
Company:
Dividends	$225	$343
Interest	28	22
Expenses(1)	(38,828)	(38,799)
Total Net Investment Loss Allocated from Affiliated Investment
Company	(38,575)	(38,434)
Fund Expenses
Administrative services fees	86	97
Accounting fees	16,339	16,379
Audit fees	3,702	3,717
Legal fees	3,363	3,373
Transfer agent fees	17,666	19,192
12b-1 fees - Class A	86	97
Registration fees	10,194	10,208
Trustees’ fees	8,608	8,632
Reports to Shareholders	1,572	1,573
Total Expenses	61,616	63,268
Less fees waived	(100,125)	(101,700)
Net Expenses	(38,509)	(38,432)
Net Investment Loss	(66)	(2)
Net Realized and Unrealized Gain (Loss) Allocated from Affiliated
Investment Company
Net Realized Gain (Loss) on:
Investments	1,669	(288)
Change in Unrealized Appreciation (Depreciation) of:
Investments	820	984
Net Realized and Unrealized Gain	2,489	696
Net Increase in Net Assets Resulting from Operations	$2,423	$694

(1) Expenses net of fee waivers allocated from respective Master Series of $8 and $8, respectively.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bennett New Economic Era Global Conservative Fund		Bennett New Economic Era Global Growth Fund
	For the Six Months Ended October 31, 2012 (Unaudited)	For the Period June 1, 2011(a) to April 30, 2012	For the Six Months Ended October 31, 2012 (Unaudited)	For the Period June 1, 2011(a) to April 30, 2012

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(66)	$(172)	$(2)	$(214)
Net realized gain (loss) on investments	1,669	(9,655)	(288)	(9,930)
Net change in unrealized appreciation
(depreciation) on investments	820	(1,282)	984	(1,460)
Net increase (decrease) in net assets
resulting from operations	2,423	(11,109)	694	(11,604)
Capital Share Transactions (1):
Proceeds from sale of Class A shares	35,133	53,750	35,955	63,750
Value of redemptions of Class A shares	(4,188)	—	(4,080)	—
Net increase in net assets from capital
share transactions	30,945	53,750	31,875	63,750
Net increase in net assets	33,368	42,641	32,569	52,146
Net Assets:
Beginning of period	42,641	—	52,146	—
End of period*	$76,009	$42,641	$84,715	$52,146
(1) Shares Issued:
Shares issued - Class A	4,334	4,827	4,552	5,944
Shares redeemed - Class A	(517)	—	(517)	—
Net increase from shares issued and
redeemed	3,817	4,827	4,035	5,944
* Including accumulated net investment loss of:	$(66)	$(9)	$(2)	$(51)

(a) Commencement of Operations.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Class A
	Bennett			Bennett
	New Economic			New Economic
	Era Global			Era Global
	Conservative Series			Growth Series

	For the Six Months Ended	For the Period June 1,		For the Six Months Ended	For the Period June 1,
	October 31,	2011(a) to		October 31,	2011(a) to
	2012	April 30,		2012	April 30,
	(Unaudited)	2012		(Unaudited)	2012

Net Asset Value, Beginning of Period	$8.83	$12.50		$8.77	$12.50
Income (loss) from Investment Operations
Net Investment Income (Loss) (A)	(0.01)	(0.05)		—	(0.06)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	(3.62)		(0.28)	(3.67)
Total from Investment Operations	(0.04)	(3.67)		(0.28)	(3.73)
Less Distribution From
Net Investment Income	—	—		—	—
Net Realized Gains	—	—		—	—
Total Distributions	—	—		—	—
Net Asse Value, End of Period	$8.79	$8.83		$8.49	$8.77
Total Return (B) (C)	(0.45)%	(29.36)%		(3.19)%	(29.84)%
Net Asset, End of Period (thousands)	$76	$43		$85	$52
Ratios to average net assets:
Ratio of Expenses (D) (E)	0.93%	0.93	%(F)	0.95%	0.95	%(F)
Ratio of Expenses (Excluding Waivers and Assuption of Expenses and/or Recovery of Previously Waived Fees (D) (E)	292.94%	429.52	%(F)	264.46%	422.92	%(F)
Ratio of Net Investment Income	(0.19)%	(0.53)%		(0.00)%	(0.64)%
(a) Commencement of Operations.
(A) Computed using average shares outstanding.
(B) Non-Annualized
(C) Total return excludes sales charge.
(D) Annualized
(E) Represents the combined ratios for the respective Fund and its respective pro-rata share of its Master Series.
(F) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

See accompanying Notes to Financial Statements.

BENNETT GROUP OF FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund (each, a “Fund” and collectively, the “Funds”) each is a series of the Bennett Group of Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each Fund’s portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

Each Fund is a feeder fund that pursues its investment objective by investing substantially all of its assets in a corresponding master fund under a “master-feeder” structure. The master funds in which the Funds invest are, correspondingly, the Bennett New Economic Era Global Conservative Series and Bennett New Economic Era Global Growth Series (the “Master Series”), each is a series of the Bennett Group Master Funds. The Master Seriesarefundoffundsthatinveststheirassetsinadiversifiedgroupofunaffiliatedmutualfundsandexchange-traded funds (the “Underlying Funds”). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Master Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Master Series’ overall risk and volatility may be reduced. At October 31, 2012, the percentage of each Fund’s ownership in its respective Series was as follows:

		Percentage of
		Ownership
Funds	Master Series	at 10/31/12*
Bennett New Economic Era	Bennett New Economic Era
Global Conservative Fund	Global Conservative Series	99.9%
Bennett New Economic Era	Bennett New Economic Era
Global Growth Fund	Global Growth Series	99.9%

*The remaining percentage reflects Bennett Group Financial Services, LLC ownership in the respective Master Series.

Effective August 28, 2012, the names of the Bennett Conservative Fund and Bennett Growth Fund were changed to the Bennett New Economic Era Global Conservative Fund and Bennett New Economic Era Global Growth Fund, respectively.

The consolidated financial statements of the Master Series, including the consolidated schedules of investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Funds.

The Trust has authorized and allocated to the Funds an unlimited number of shares of beneficial interest with no par value to the Funds’ Shares. Each Fund offers Class A Shares and Class I Shares. Class A Shares have a maximum up-front sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to an up-front sales charge. Class I Shares have no up-front sales charge.

B. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Each Fund’s investment reflects its proportionate interest in the net assets of its respective Master Series. The valuations are classified as Level 1 in the hierarchy.

In calculating the net asset value (“NAV”), each Master Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Master Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Master Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Master Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Master Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Master Series, the Master Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Master Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Master Series prices its shares, the value the Master Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Master Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. InvestmentTransactions,InvestmentIncomeandExpenses: Forfinancialreportingpurposes,contributions toandwithdrawalsfromtheMasterSeriesareaccountedforonatradebasis. EachFundrecordsdailyitsproportionate share of its respective Master Series’ income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses. Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated evenly to each Fund. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as 12b-1 fees. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

3. Dividends and Distributions to Shareholders: Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually.

C.	Investment Advisory Agreement and Other Related Party Transactions:

1. Investment Adviser: The Trust, on behalf of the Funds, has entered into an administrative agreement (the “Administrative Services Agreement”) with the Adviser dated March 1, 2011. Under the terms of the Administrative Services Agreement, the Adviser provides certain administrative services for the Funds. As compensation for the administrative services rendered under the Administrative Services Agreement, the Trust, on behalf of each Fund, shall pay the Adviser from each Fund’s respective assets at an annual rate of 0.25%, as a percentage of each Fund’s average daily net assets. The Administrative Services Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.

The Adviser has entered into an agreement with the Trust, whereby the Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After FeeWaiversand/orExpenseReimbursementsoftheBennettNewEconomicEraGlobalConservativeFundandBennett New Economic Era Global Growth Fund (including the expenses each Fund bears as a shareholder of its Master Series, but excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets as shown in the table below. The agreement will remain in effect through August 28, 2022. On August 28 of each year, the waiver agreement will renew automatically for an additional year, so that the agreement will have a perpetual ten-year term. Pursuant to its expense limitation agreement with the Funds, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

			Previously
		Recovery	Waived Fees/
		of Previously	Expenses Assumed
	Expense	Waived Fees/	Subject fo Future
Funds	Limits	Expenses Assumed	Recovery
Bennett New Economic Era Global Conservative Fund	0.68%	$—	$238,510
Bennett New Economic Era Global Growth Fund	0.70%	—	242,481

Certain organizational expenses for the Funds were paid by the Adviser and are not subject to recoupment.

2. Distribution and Service Fees: Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Class A Distribution and Service (12b-1) Plans (the “Plans”), which are applicable to each Fund. The Plans permit the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares. Pursuant to the Plans, the Funds may pay the Distributor and Adviser a fee, not to exceed 0.25% in the aggregate of each Fund’s respective average daily net assets on an annual basis, for marketing activities (“Marketing Services”). Marketing Services include, among other things, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for marketing related services. The fee may also be used to compensate dealers and others that have entered into an agreement with the Distributor or the Adviser for Marketing Services.

3. Fees Paid to Trustees and Officers: Certain Trustees and Officers of the Adviser are also Trustees and Officers of the Trust. Only the Independent Trustees receive compensation from the Trust. Each Independent Trustee receives $10,000 from the Trust annually.

4. Other Service Providers: On behalf of the Funds, the Trust has entered into an Administration and Accounting Service Agreement with BNY Mellon Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. The Trust has also entered into a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

D. Federal Income Taxes:

Each Fund intends to elect and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

At April 30, 2012 the components of distributable earnings (accumulated losses) were as follows:

				Total Net
				Distributable
	Capital	Late Year	Net Unrealized	Earnings/
	Loss	Loss	Appreciation	(Accumulated
	Carryforward	Deferrals	(Depreciation)	Loss)
Bennett New Economic Era Global
Conservative Fund	$(1,412)	$(4,971)	$(4,507)	$(10,890)
Bennett New Economic Era Global
Growth Fund	(1,460)	(4,644)	(5,281)	(11,385)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at April 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At April 30, 2012, the following Funds had capital loss carryforwards available to offset future realized capital gains:

	Short-Term	Long-Term	Total
	Capital Loss	Capital Loss	Capital Loss
	Carryforward	Carryforward	Carryforward
Bennett New Economic Era Global Conservative Fund	$(1,412)	$—	$(1,412)
Bennett New Economic Era Global Growth Fund	(1,460)	—	(1,460)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital.

For federal income tax purposes, late year loss deferrals, which will reverse in 2013, were as follows as of April 30, 2012:

				Total
	Late Year	Short-Term	Long-Term	Late Year
	Ordinary Loss	Capital Loss	Capital Loss	Loss
	Deferral	Deferral	Deferral	Deferrals
Bennett New Economic Era Global
Conservative Fund	$(12)	$(4,922)	$(37)	$(4,971)
Bennett New Economic Era Global
Growth Fund	(52)	(4,555)	(37)	(4,644)

At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes:

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Bennett New Economic Era Global Conservative Fund	$62,179	$—	$(462)	$(462)
Bennett New Economic Era Global Growth Fund	69,289	—	(476)	(476)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales on holdings in the corresponding master fund.

E. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

F. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Funds and has determined that the following subsequent events require recognition or disclosure in the financial statements.

On December 7, 2012, believing it will be more efficient and cost-effective for the shareholders of the Bennett New Economic Era Conservative Fund and the Bennett New Economic Era Growth Fund (collectively the “Funds”) to operate as stand-alone Funds that directly manage their respective portfolios rather than invest all of their assets in a corresponding series of the Bennett Group Master Funds (the “Master Funds”), each series of the Master Funds was liquidated with the Funds receiving distributions from their corresponding Master Funds’ series representing their investment in such Master Funds’ series. On December 10, 2012, the Funds began directly investing their portfolios.

Effective December 17, 2012, a new distribution agreement between the Trust and ALPS Distributors, Inc, 1290 Broadway, Suite 1100, Denver, CO 80203 was approved, replacing the distribution agreement with Foreside Fund Services, LLC.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Bennett Group Master Funds, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Bennett Group Master Funds filed its most recent Form N-Q with the SEC on October 1, 2012. It is available upon request, without charge, by calling collect: (855) 606-8290 or by mailing a request to Bennett Group Master Funds, 5335 Wisconsin Ave. NW, Suite 500, Washington, D.C. 20015, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Bennett New Economic Era Global Conservative Series		Bennett New Economic Era Global Growth Series
Asset Allocation Fund	5.3%	Asset Allocation Fund	4.4%
Commodity Fund	5.0%	Commodity Fund	5.1%
Electrical Equipment	14.8%	Electrical Equipment	14.9%
Integrated Oils	74.9%	Integrated Oils	75.6%

	100.0%		100.0%

BENNETT NEW ECONOMIC ERA GLOBAL CONSERVATIVE SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2012
(Unaudited)
	Shares	Value
EXCHANGE-TRADED FUNDS — 5.7%
Asset Allocation Fund — 2.9%
CurrencyShares Swiss Franc Trust*	17	$1,797
Total Asset Allocation Fund		1,797
Commodity Fund — 2.8%
ProShares UltraPro Short QQQ*	40	1,712
Total Commodity Fund		1,712
TOTALEXCHANGE-TRADEDFUNDS
(Cost $3,883)		3,509
	Par
CORPORATE BONDS — 49.6%
Electrical Equipment — 8.2%
General Electric Co.
5.000%, 02/01/13	5,000	5,058

Total Electrical Equipment		5,058
Integrated Oils — 41.4%
ConocoPhillips Australia Funding Co.
5.500%, 04/15/13	25,000	25,550

Total Integrated Oils		25,550
TOTALCORPORATEBONDS
(Cost $30,696)		30,608
	Shares
SHORT-TERM INVESTMENT — 115.0%
Money Market Fund — 115.0%
Dreyfus Treasury Prime Cash Management	71,035	71,035
TOTAL SHORT-TERM INVESTMENT
(Cost $71,035)		71,035
TOTAL INVESTMENTS — 170.3%
(Cost $105,614)		105,152
Liabilities in Excess of Other Assets - (70.3)%		(43,402)
NET ASSETS - 100.0%		$61,750

* Non-Income Producing

BENNETT NEW ECONOMIC ERA GLOBAL CONSERVATIVE SERIES
CONTINUED

Summary of inputs used to value the Series’ investments as of October 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,797	$—	$—	$1,797
Commodity Fund	1,712	—	—	1,712
Corporate Bonds
Electrical Equipment	—	5,058	—	5,058
Integrated Oils	—	25,550	—	25,550
Short-Term Investment
Money Market Fund	71,035	—	—	71,035
TOTAL	$74,544	$30,608	$—	$105,152

See accompanying Notes to Consolidated Financial Statements.

BENNETT NEW ECONOMIC ERA GLOBAL GROWTH SERIES

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2012
(Unaudited)
	Shares	Value
EXCHANGE-TRADED FUNDS — 4.6%
Asset Allocation Fund — 2.1%
CurrencyShares Swiss Franc Trust*	14	$1,480
Total Asset Allocation Fund		1,480
Commodity Fund — 2.5%
ProShares UltraPro Short QQQ*	40	1,712
Total Commodity Fund		1,712
TOTALEXCHANGE-TRADEDFUNDS
(Cost $3,504)		3,192
	Par
CORPORATE BONDS — 44.5%
Electrical Equipment — 7.4%
General Electric Co.
5.000%, 02/01/13	5,000	5,058

Total Electrical Equipment		5,058
Integrated Oils — 37.1%
ConocoPhillips Australia Funding Co.
5.500%, 04/15/13	25,000	25,550

Total Integrated Oils		25,550
TOTALCORPORATEBONDS
(Cost $30,772)		30,608
	Shares
SHORT-TERM INVESTMENT — 114.0%
MONEY MARKET FUND — 114.0%
Dreyfus Treasury Prime Cash Management	78,501	78,501
TOTAL SHORT-TERM INVESTMENT
(Cost $78,501)		78,501
TOTAL INVESTMENTS — 163.1%
(Cost $112,777)		112,301
Liabilities in Excess of Other Assets - (63.1)%		(43,453)
NET ASSETS - 100.0%		$68,848

* Non-Income Producing

BENNETT NEW ECONOMIC ERA GLOBAL GROWTH SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of October 31, 2012 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds
Asset Allocation Fund	$1,480	$—	$—	$1,480
Commodity Fund	1,712	—	—	1,712
Corporate Bonds
Electrical Equipment	—	5,058	—	5,058
Integrated Oils	—	25,550	—	25,550
Short-Term Investment
Money Market Fund	78,501	—	—	78,501

TOTAL	$81,693	$30,608	$—	$112,301

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2012
(Unaudited)

	Bennett	Bennett
	New Economic	New Economic
	Era Global	Era Global
	Conservative Series	Growth Series
Assets:
Investments, at value	$105,152	$112,301
Cash	6,732	6,728
Receivables:
Dividends and interest	142	142
Prepaid expenses	378	378
Total assets	112,404	119,549
Liabilities:
Payables:
Portfolio securities purchased	32,547	32,627
Advisory fees	15	17
Accounting fees	6,880	6,771
Audit Fees	8,639	8,676
Legal Fees	2,578	2,587
Other	(5)	23
Total liabilities	50,654	50,701
Net Assets	$61,750	$68,848

Total investments, at cost	$105,614	$112,777

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2012 (Unaudited)

	Bennett	Bennett
	New Economic	New Economic
	Era Global	Era Global
	Conservative Series	Growth Series
Investment Income
Dividends	$224	$343
Interest	28	22
Total Investment Income	252	365
Expenses
Advisory fees	77	87
Accounting fees	16,303	16,175
Audit fees	8,639	8,676
Legal fees	4,469	4,479
Custody fees	156	178
Trustees’ fees	8,233	8,258
Reports to shareholders	900	894
Miscellaneous expenses	76	76
Total Expenses	38,853	38,823
Net Expenses	38,853	38,823
Net Investment Loss	(38,601)	(38,458)
Net Realized and Unrealized Gain (Loss)
Realized Gain (Loss) on:
Investments	1,664	(295)
Change in Unrealized Appreciation (Depreciation) of:
Investments	825	989
Net Realized and Unrealized Gain	2,489	694
Net Decrease in Net Assets Resulting from Operations	$(36,112)	$(37,764)

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Bennett		Bennett
	New Economic		New Economic
	Era Global		Era Global
	Conservative Series		Growth Series

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Period June 1, 2011(a) to April 30, 2012	For the Six Months Ended October 31, 2012 (Unaudited)	For the Period June 1, 2011(a) to April 30, 2012

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(38,601)	$(55,730)	$(38,458)	$(56,429)
Net realized gain (loss) on investments	1,664	(9,808)	(295)	(10,084)
Change in unrealized appreciation
(depreciation) of investments	825	(1,287)	989	(1,465)
Net decrease in net assets resulting from
operations	(36,112)	(66,825)	(37,764)	(67,978)
Transactions in Interest:
Contributions	129,674	105,855	134,384	115,816
Withdrawals	(70,842)	—	(75,610)	—
Net increase in net assets from
transactions in interest	58,832	105,855	58,774	115,816

Net increase in net assets	22,720	39,030	21,010	47,838
Net Assets:
Beginning of period	39,030	—	47,838	—

End of period	$61,750	$39,030	$68,848	$47,838

(a) Commencement of Operations.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Bennett			Bennett
	New Economic			New Economic
	Era Global			Era Global
	Conservative Series			Growth Series

	For the Six Months Ended	For the Period June 1,		For the Six Months Ended	For the Period June 1,
	October 31,	2011(a) to		October 31,	2011(a) to
	2012	April 30,		2012	April 30,
	(Unaudited)	2012		(Unaudited)	2012

Total Return(A)	(53.74)%	(94.16)		(49.15)%	(94.08)%
Net Assets, End of Period (thousands)	$62	$39		$69	$48
Ratios to average net assets:
Ratio of Expenses(B)	126.04%	208.35	%(C)	112.08%	202.70	%(C)
Ratio of Net Investment Income(B)	(125.22)%	(207.87	)%(C)	(111.03)%	(202.33	)%(C)
Portfolio Turnover Rate(A)	175%	261%		163%	282%

(a) Commencement of Operations.
(A) Non-Annualized
(B) Annualized
(C) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

See accompanying Notes to Consolidated Financial Statements.

BENNETT GROUP MASTER FUNDS

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

A. Organization:

The Bennett New Economic Era Global Conservative Series and Bennett New Economic Era Global Growth Series (the “Series”) each are a series of the Bennett Group Master Funds (the “Trust”). The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”). The Trustreservestherighttocreateandissuesharesofadditionalfunds. EachSeries’portfolioofassetsis“non-diversified” as defined by the 1940 Act.

The Series are separate mutual funds, and each share of each Series represents an equal proportionate interest in the Series. The Series are funds of funds that invest their assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”). These Underlying Funds represent a wide variety of asset classes and may invest across various countries, regions, sectors, industries, and securities. These investments may be made in both domestic and foreign markets, including emerging markets. By strategically allocating the Series’ assets among a number of asset classes and Underlying Funds, Bennett Group Financial Services, LLC (the “Adviser”) believes the Series’ overall risk and volatility may be reduced.

The Trust currently has authorized and allocated to the Series an unlimited number of shares of beneficial interest with no par value.

The Bennett New Economic Era Global Conservative Series and Bennett New Economic Era Global Growth Series each wholly owns and controls a company organized under the laws of the Cayman Islands: the Bennett Conservative Cayman Series and Bennett Growth Cayman Series, (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively. The Subsidiaries are not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

The Subsidiaries commenced operations on June 1, 2011. The Series commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly owned subsidiary. Each Series will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in a Subsidiary. Each Subsidiary participates in the same investment goal as the Series. Each Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. Each Subsidiary (unlike the Series) may invest without limitation in these instruments. However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Series. The portion of the Series’ or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Series’ investment through a Subsidiary, the Series will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, the Series is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Series and are subject to the same risks that apply to similar investments if held directly by the Series.

The following table shows the amount of the Series’ investment in its corresponding Subsidiary:

			Percentage
		Subsidiary	of Series’
		Total Net	Total
		Assets Held	Net Assets
Series	Subsidiaries	at 10/31/12	at 10/31/12
Bennett New Economic Era
Global Conservative Series	Bennett Conservative Cayman Series	$6,731	10.9%
Bennett New Economic Era
Global Growth Series	Bennett Growth Cayman Series	6,726	9.8%

The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of each Series and its wholly owned Subsidiary.

C. Significant Accounting Policies:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: In calculating net asset value (“NAV”), each Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market close, the Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Series. The Board has delegated to the Adviser, subject to the Board’s continuing oversight, the implementation of the methods used to fair value a security. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Series, the Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
• Level 1 – quoted prices in active markets for identical securities, which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, which are valued at their closing net asset value each business day.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

•	Level 3 – prices determined using significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments), which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy has been included in the Schedules of Investments. The Funds did not have any fair valuations using significant unobservable inputs at October 31, 2012.

The Funds did not have any transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the six-month period ended October 31, 2012.

Exchange-Traded Funds: The Series invest in exchange-traded funds (“ETFs”). ETFs are exchange-traded interests in an investment fund that may hold a variety of assets, such as stocks, bonds or commodities. Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction and other expenses, including fees payable to service providers, which are borne by the investment fund. Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets. There can be no assurance that the trading price of ETFs will equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Investments in ETFs may constitute investments in other investment companies and, therefore, the Funds, the Series and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.

2. Investment Transactions, Investment Income and Expenses: Security transactions are accounted for as of the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses attributable to a specific Series shall be payable solely out of the assets of that Series. Expenses not attributable to a specific Series are allocated evenly to the Series.

3. Dividends and Distributions: The Series do not expect to make distributions of their ordinary income and net realized capital gains, except as may be determined by the Board of Trustees of the Trust.

D.	Investment Advisory Agreement and Other Related Party Transactions:

1. Investment Adviser: The Trust, on behalf of the Series, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser dated March 1, 2011. Under the terms of the Advisory Agreement, the Adviser is responsible for the management of the Series’ assets. Each Series pays the Adviser an investment management fee for its services at an annual rate of 0.25%, as a percentage of each Series’ average daily net assets.

To the extent a Series invests its assets in its corresponding Subsidiary for which the Adviser receives a separate investment advisory fee, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Series in an amount equal to 100% of the advisory fee that the Adviser receives from such Subsidiary.

2. Trustees and Officers Fees: Certain Members and Officers of the Adviser are also Trustees and Officers of the Trust. Only the Trust’s Independent Trustees receive compensation from the Trust. Each Independent Trustee receives $10,000 from the Trust annually.

3. Other Service Providers: On behalf of the Series, the Trust has entered into an Administration and Accounting Service Agreement with BNY Mellon Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement. The Trust has also entered into a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

E.	Purchases and Sales of Securities:

For the period ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities:

	Purchases	Sales
Bennett New Economic Era Global Conservative Series ...............	$101,341	$101,392
Bennett New Economic Era Global Growth Series .....................	112,377	122,695

For the period ended October 31, 2012, the Series made the following purchases and sales of long-term U.S. government securities:

	Purchases	Sales
Bennett New Economic Era Global Conservative Series ...............	$—	$19,354
Bennett New Economic Era Global Growth Series .....................	—	11,867

F. Federal Income Taxes:

The Series will not be subject to U.S. federal income tax because the Series are classified as partnerships for federal income tax purposes. An investor in a Series will report separately on its own income tax return, its distributive share of a Series’ income, gains, losses, deductions, and credits (including foreign tax credits for creditable foreign taxes imposed on a Series).

“AccountingforUncertaintyinIncomeTaxes”setsforthaminimumthresholdforfinancialstatementrecognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Series’ tax position and has concluded that no provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. Indemnifications; Contractual Obligations:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of the duties to the Series.

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series and/or its affiliates that have not yet occurred. However, based on experience, the Series expect the risk of loss to be remote.

H. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that the following subsequent events require recognition or disclosure in the financial statements.

On December 7, 2012, believing it will be more efficient and cost-effective for the shareholders of the Bennett New Economic Era Conservative Fund and the Bennett New Economic Era Growth Fund (collectively the “Funds”) to operate as stand-alone Funds that directly manage their respective portfolios rather than invest all of their assets in a corresponding series of the Bennett Group Master Funds (the “Master Funds”), each series of the Master Funds was liquidated with the Funds receiving distributions from their corresponding Master Funds’ series representing their investment in such Master Funds’ series. On December 10, 2012, the Funds began directly investing their portfolios.

Effective December 17, 2012, a new distribution agreement between the Trust and ALPS Distributors, Inc, 1290 Broadway, Suite 1100, Denver, CO 80203 was approved, replacing the distribution agreement with Foreside Fund Services, LLC.

FUND MANAGEMENT

(Unaudited)

Trustees/Officers

The business and affairs of the Trusts are managed under the direction of their Boards. Each Trust’s Trust-ees and principal officers are noted in the table below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Trusts’ officers are elected annually by the Board and serve at the Board’s pleasure.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Officer. You may obtain copies of the SAI and prospectus of each Fund advised by Bennett Group of Funds by calling collect (855) 606-8290 or by mailing a request to Bennett Group of Funds, 5335 Wis-consin Ave. NW, Suite 500, Washington, D.C. 20015. Prospectuses are also available at www.BennettFunds.com.

Number of
				Portfolios in	Other
		Length		Fund Complex	Directorships
	Position(s)	of		Overseen by	Held by
	Held with	Time	Principal Occupation(s)	Trustee or	Trustee or
Name, Address and Age	the Trust	Served	During Past 5 Years	Officer	Officer

Interested Trustee

Dawn J. Bennett	Chairperson	Since	Chief Executive Officer — Bennett	4	None
5335 Wisconsin Ave. NW,	and	2011	Group Financial Services, LLC
Suite 500	President		(2006-Present); formerly Senior Vice
Washington, D.C. 20015			President/Investment Officer —Legg
Age: 49			Mason Wood Walker, Inc.

Independent Trustees

Stephen W. Bosworth	Independent	Since	Dean of The Fletcher School of Law and	4	International
5335 Wisconsin Ave. NW,	Trustee	2011	Diplomacy at Tufts University		Textile Group
Suite 500			(2001-Present); U.S. Special		Inc.
Washington, D.C. 20015			Representative for North Korea Policy
Age: 72			(2009-2011)

David G. Chrencik	Independent	Since	Director to Vericimetry Funds and	4	Vericimetry
5335 Wisconsin Ave. NW,	Trustee	2011	GeoGreen Biofuels, Inc., Vice President,		Funds
Suite 500			Finance, Chief Financial Officer,		(1 portfolio)
Washington, D.C. 20015			Secretary and Director (May 2010-
Age: 63			present); PricewaterhouseCoopers LLP,
Partner (1972-2009)

Ronald E. Toupin, Jr.	Independent	Since	Self-Employed Portfolio Consultant	4	Guggenheim
5335 Wisconsin Ave. NW,	Trustee	2011	(2010-Present). Formerly Vice President,		Funds
Suite 500			Manager and Portfolio Manager of		(51 portfolios)
Washington, D.C. 20015			Nuveen Asset Management
Age: 53			(1998-1999), Vice President of Nuveen
Investment Advisory Corporation
(1993-1999), Vice President and
Manager of Nuveen Unit Investment
Trusts (1991-1999), and Assistant Vice
President and Portfolio Manager of
Nuveen Unit Investment Trusts
(1988-1999), each of John Nuveen &
Company, Inc. (1982-1999)

The officers of the Trust not named above are:

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Officer

Tim Augustin 5335 Wisconsin Ave. NW, Suite 500 Washington, D.C. 20015 Age: 43	Treasurer	Since	Chief Operating Officer, Bennett Group	4	N/A
	and	2011	Financial Services, LLC (2006-Present),
	Secretary		Chief Compliance Officer (2006 -
			10/2011) Bennett Group Financial
			Services, LLC

Matthew Okolita	Chief	Since	Chief Compliance Officer, Bennett	4	N/A
5335 Wisconsin Ave. NW,	Compliance	2011	Group Financial Services, LLC (2011 –
Suite 500	Officer		Present), Chief Compliance Officer and
Washington, D.C. 20015			Counsel, Highland Capital
Age: 31			Management, LP (2008 – 2011),
			Associate, NewStar Financial, Inc.
			(2006-2007)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds and Master Series use in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (855) 606-8290. Information regarding how the Adviser votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Adviser’s website at http://www.BennettFunds.com and reflects the most recent twelve-month period ending June 30.

BENNETT GROUP OF FUNDS PRIVACY POLICY

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity, security, and privacy of their current and prospective shareholders’ personal information. To accomplish this, the Funds have developed policies that are designed to protect this confidentiality without sacrificing the needs of shareholders.

Obtaining Personal Information

As part of providing shareholders with services, the Funds and affiliated service providers, including the Funds’ investment adviser, may obtain non-public personal information about shareholders, which may come from sources such as written account applications, electronic communications, verbal communications, transaction information, or from the shareholders brokerage or advisory firm.

Respecting Shareholder Privacy

It is the policy of the Funds to not disclose any personal or account information provided by shareholders or gathered by the Funds to any non-affiliated third parties, unless required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds or assist the adviser in performance of such obligation(s). Non-affiliated companies may occasionally be used to perform certain services, such as mailing and preparing prospectuses, reports, account statements (or other information), conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds Distributor may also retain non-affiliated companies to market the Funds. These companies may have access to shareholders personal and account information, but are permitted to use this information solely to provide the specific services or as otherwise permitted by law.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder is invested. In addition, the Funds may disclose information about shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholders’ ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on the Funds internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required by law.

Procedures to Safeguard Private Information

The Funds take the obligation to safeguard shareholder non-public personal information very seriously. In addition to this policy, the Funds have implemented procedures designed to restrict access to a shareholders’ non-public personal information to the internal personal that need to know the information to perform their jobs. Physical, electronic, and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Investment Adviser
Bennett Group Financial Services, LLC
5335 Wisconsin Avenue NW, Suite 500
Washington, D.C. 20015

Administrator, Fund Accountant & Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101M
www.foreside.com

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

IMPORTANT INFORMATION

An investment in the Bennett Group of Funds is subject to risk, including the possible loss of principal. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Small-sized and mid-sized company investments typically involve greater risk than investing in larger, more established companies. Industry concentration risk is that any negative development affecting the industry has a greater impact than for a fund that is not over weighted in that industry. The Funds may invest in exchange-traded funds (ETFs) which are subject to additional risks that do not apply to conventional mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (NAV). Investing in the subsidiary indirectly exposes the Funds to commodity-related investment risk. The Funds are subject to these and other risks, which are discussed in greater detail in the Funds’ prospectus.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Bennett Group of Funds

By (Signature and Title)       /s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date           12/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date           12/21/12

By (Signature and Title)       /s/ Tim Augustin
Tim Augustin, Treasurer and Secretary
(principal financial officer)

Date           12/21/12